Label	Element	Value
Focused Growth Portfolio | Focused Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Focused Growth Portfolio